INVENTORIES, NET	12 Months Ended
Sep. 30, 2013
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2012	2013
	US$	US$

Books and other goods	632	708
Paper and other raw materials	70	102
Less: inventory provisions for slow-moving and obsolescence	(44)	(112)

	658	698

Inventories provision made in the years ended September 30, 2011, 2012 and 2013 were US$1, US$41 and US$67, respectively.